Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation [Abstract]
Share-based compensation
17.	Share-based compensation

Share-based option awards

Through the year ended December 31, 2020, there are equity-based instruments outstanding that the Company has granted under four different plans.

The Company’s 2016 Share Option and Incentive Plan (SOIP) was approved by the shareholders at the ordinary shareholders' meeting in November 2016. The 2016 Plan authorizes the grant of incentive and non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, performance share awards, performance-based awards to covered employees and dividend equivalent rights. The Company only grants equity-based instruments from the SOIP as of December 31, 2020.

The following table summarizes equity-settled share option grants since inception under each plan type:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	1,898,222	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	989,279	4 years’ service from the date of grant, annually	10 years

The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and the 2016 SOIP are as follows:

	Number of options	Weighted-average exercise price (CHF)	Weighted-average remaining term (years)
Outstanding at January 1, 2018	1,359,891	2.09	5.8
Forfeited during the year	(73,624)	9.16	—
Exercised during the year	(151,814)	0.15	—
Granted during the year	484,403	9.79	—
Outstanding at December 31, 2018	1,618,856	4.25	6.3
Exercisable at December 31, 2018	932,175	1.25	4.4
Outstanding at January 1, 2019	1,618,856	4.25	6.3
Forfeited during the year	(73,699)	6.71	—
Exercised during the year	(616,833)	0.15	—
Granted during the year	1,053,305	5.24	—
Outstanding at December 31, 2019	1,981,629	5.93	8.3
Exercisable at December 31, 2019	602,218	4.94	6.5
Outstanding at January 1, 2019	1,981,629	5.93	8.3
Forfeited during the year	(53,591)	6.03	—
Expired during the year	(26,729)	4.38	—
Exercised during the year	(73,669)	2.00	—
Granted during the year	1,073,027	6.29	—
Outstanding at December 31, 2020	2,900,667	5.90	8.2
Exercisable at December 31, 2020	1,099,015	5.49	7.0

The outstanding stock options as of December 31, 2020 have the following range of exercise prices. In fiscal year 2018, we began to grant awards solely with USD denominated exercise prices and discontinued granting awards with a CHF denominated exercise price.

	Total options	Range of expiration dates
Range of exercise prices
CHF 0.15	243,125	2020–2026
CHF 9.53	223,646	2027
USD 5.04 to USD 12.30	2,433,896	2028–2030
Total outstanding options	2,900,667

The weighted-average exercise price for options granted in 2020, 2019 and 2018 is USD 7.11 (CHF 6.29), USD 5.41 (CHF 5.24) and USD 9.97 (CHF 9.79), respectively. The range of exercise prices for outstanding options was CHF 0.15 to CHF 9.53 for awards previously granted in CHF and USD 5.04 to USD 12.30 for awards granted in USD as of December 31, 2020.

Prior to the IPO, the exercise price was set by the board of directors. The volatility is based on the historical trend of an appropriate sample of companies operating in the pharmaceutical and biopharmaceutical industries. The risk-free interest rate is based on the CHF swap rate for the expected life of the option. The weighted-average share price of common share options exercised in 2020 is USD 6.86 (CHF 6.07).

The weighted-average grant date fair values of the options granted in 2020, 2019 and 2018 are USD 5.25 (CHF 4.65), USD 3.71 (CHF 3.59) and USD 6.66 (CHF 6.54), respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended December 31,
	2020	2019	2018
Exercise price	USD 5.04-9.16	USD 5.15–5.54	USD 8.33–12.30
Share price (weighted average)	7.11	5.41	9.87
Risk-free interest rate	0%	0%	0%
Expected volatility	80%	80%	80%
Expected term	6 years	6 years	6 years
Dividend yield	—	—	—

Restricted share awards

A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2020 and changes during the year then ended is presented below:

Grantee type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted share units
Directors	83,864	1 year service from date of grant, annually	10 years
Executives	110,839	4 years’ service from the date of grant, quarterly	10 years
Restricted share awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted-average grant date fair value (CHF)
Non-vested at December 31, 2017	122,014	9.59
Forfeited during the year	(25,673)	9.48
Granted during the year	69,371	9.43
Vested during the year	(56,671)	9.60
Non-vested at December 31, 2018	109,041	9.51
Vested and exercisable at December 31, 2018	64,012	9.65
Non-vested at December 31, 2018	109,041	9.51
Forfeited during the year	—	—
Granted during the year	—	—
Vested during the year	(66,278)	9.51
Non-vested at December 31, 2019	42,763	9.52
Vested and exercisable at December 31, 2019	130,290	9.58
Non-vested at December 31, 2019	42,763	9.52
Forfeited during the year	(11,828)	9.47
Expired during the year	(7,804)	9.52
Exercised during the year	(84,638)	9.51
Granted during the year	—	—
Vested during the year	(23,269)	9.52
Non-vested at December 31, 2020	19,494	9.51
Vested and exercisable at December 31, 2020	49,289	9.47

The Company did not grant restricted share awards in 2020 or 2019, respectively. The weighted-average grant date fair value of the restricted share awards granted (restricted shares and restricted share units) was CHF 9.43 for the year ended December 31, 2018. The weighted-average grant date fair values of the remaining non-vested share awards as of the respective year end (restricted shares and restricted share units) was CHF 9.51, CHF 9.52 and CHF 9.51 for the years ended December 31, 2020, 2019 and 2018, respectively. These fair values of non-vested share awards granted have been determined using a reasonable estimate of market value of the common stock on the date of the award.

The expense charged against the income statement was CHF 4.1 million, CHF 2.8 million and CHF 2.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The expense is revised by the Company based on the number of instruments that are expected to become exercisable.